Share-based Compensation - Schedule of Fair Value of Each Option Granted Estimated Using Binomial Model Assumption (Detail) - Incentive Shares Plan [Member]	12 Months Ended
Dec. 31, 2023 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, maximum	3.50%
Expected life (in years)	5 years
Expected dividend yield	4.79%
Expected volatility, minimum	78.82%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	$ 2.2
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	$ 2.8